DAC AND OTHER DEFERRED ASSETS/LIABILITIES - DAC Credits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year			$ 404
Changes in unearned revenue liability
Balance, beginning of the period		$ 405	431
Amortization			(26)
Balance, end of the period			405
GMxB Core
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year	$ 147	158
Policyholder bonus interest credits deferred	2	2
Amortization	(12)	(13)
Balance, end of year	137	147	158
GMxB Legacy
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year	222	246
Policyholder bonus interest credits deferred	0	0
Amortization	(22)	(24)
Balance, end of year	200	222	246
UL
Changes in unearned revenue liability
Balance, beginning of the period	80	60
Capitalization	21	25
Amortization	(6)	(5)
Balance, end of the period	95	80	60
VUL
Changes in unearned revenue liability
Balance, beginning of the period	501	481
Capitalization	56	53
Amortization	(32)	(33)
Balance, end of the period	525	501	481
IUL
Changes in unearned revenue liability
Balance, beginning of the period	0	0
Capitalization	0	0
Amortization	0	0
Balance, end of the period	$ 0	$ 0	$ 0